Document and Entity Information	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PULMATRIX, INC.
Entity Central Index Key	0001574235
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false